Employee Benefit Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Schedule of Components of Net Periodic Cost
The components of net periodic cost recognized in selling, general and administrative expenses in our condensed consolidated statements of income consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Service cost	$43	$125	$83	$246
Interest cost	175	182	345	357
Amortization of net actuarial loss	7	22	15	44

Net periodic cost	$225	$329	$443	$647

Schedule of Net Periodic Cost Recognized in Selling, General and Administrative Expenses
The components of net periodic cost recognized in selling, general and administrative expenses in our condensed consolidated statements of income consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Service cost	$43	$125	$83	$246
Interest cost	175	182	345	357
Amortization of net actuarial loss	7	22	15	44

Net periodic cost	$225	$329	$443	$647

Schedule of The Weighted Average Assumptions Used To Determine Net Periodic
The following table sets forth the weighted average assumptions used to determine net periodic cost for these plans for the years ended December 31, 2025 and 2024:

	2025		2024
	Norway	Germany	Norway	Germany
Discount rate	4.5%	3.7%	4.7%	3.1%
Expected long-term return on plan assets	—	—	—	—
Interest crediting rate	4.0%	2.6%	3.5%	2.6%

HMH Holding BV And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Components of Net Periodic Cost
The components of net periodic cost recognized in Selling, general and administrative expenses in the consolidated statements of income consisted of the following for the years ended December 31, 2025 and 2024:

Pension benefits	2025	2024
Service cost	$163	$492
Interest cost	749	764
Amortization of net actuarial loss	71	54

Net periodic cost	$983	$1,310

Schedule of The Accumulated Benefit Obligation
The following table sets forth the accumulated benefit obligation in Norway and Germany as of December 31, 2025 and 2024:

	2025	2024

Change in benefit obligations
Benefit obligation at the beginning of the year	$18,458	$20,174
Service cost	163	492
Interest cost	749	764
Actuarial (gain) loss	(1,740)	124
Benefits paid	(1,457)	(1,419)
Foreign currency translation adjustment	2,354	(1,589)
Other	(91)	(88)

Benefit obligation at the end of the year	$18,436	$18,458

Change in plan assets
Fair value of plan assets at the beginning of year	—	—
Employer contribution	734	712
Benefits paid	(643)	(624)
Other	(91)	(88)
Fair value of plan assets at the end of year	—	—
Funded status—underfunded at the end of year	(18,436)	(18,458)

Accumulated benefit obligation	$(18,436)	$(18,458)

Schedule of The Amounts Recognized in The Consolidated Balance Sheets
The amounts recognized in the consolidated balance sheets consisted of the following as of December 31, 2025 and 2024:

	2025	2024

Pension benefits
Current liabilities	$995	$911
Non-current liabilities	17,441	17,547

Net amount recognized	$18,436	$18,458

Schedule of The Plans With Projected Benefit Obligations and Accumulated Benefit
Information for the plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets consisted of the following as of December 31, 2025 and 2024:

	2025	2024

Pension benefits
Projected benefit obligation	$18,436	$18,458
Accumulated benefit obligation	18,436	18,458

Schedule of Net Periodic Cost Recognized in Selling, General and Administrative Expenses
The components of net periodic cost recognized in Selling, general and administrative expenses in the consolidated statements of income consisted of the following for the years ended December 31, 2025 and 2024:

Pension benefits	2025	2024
Service cost	$163	$492
Interest cost	749	764
Amortization of net actuarial loss	71	54

Net periodic cost	$983	$1,310

Schedule of Amount Recorded Before-Tax in Accumulated Other Comprehensive Income (Loss)
The amount recorded before-tax in accumulated other comprehensive income (loss) related to the Company’s defined benefit plans consisted of the following for the years ended December 31, 2025 and 2024:

	2025	2024
Net actuarial loss (gain)	$(1,811)	$70

Schedule of The Current Life Expectancy After Retirement	The current life expectancy after retirement underlying the values of the defined benefit obligation at the reporting date is shown below in years.

	2025		2024
	Norway	Germany	Norway	Germany
Life expectancy of male pensioners after retirement	23.0	21.0	22.8	20.9
Life expectancy of female pensioners after retirement	26.3	24.4	26.1	24.3

Schedule of The Pension Plans In Norway	Amounts shown below are for the pension plans in Norway.

2025	Change in defined benefit obligation
Change in actuarial assumptions	Increase	Decrease
Discount rate (1% increase/decrease movement)	$7,651	$7,869
Future salary growth (1% increase/decrease movement)	7,760	7,745

2024	Change in defined benefit obligation
Change in actuarial assumptions	Increase	Decrease
Discount rate (1% increase/decrease movement)	$8,412	$8,656
Future salary growth (1% increase/decrease movement)	8,531	8,518

Schedule of The Expected Benefit Payments For Pension Benefits
The following table presents the expected benefit payments for pension benefits over the next 10 years. For funded Company sponsored plans, the benefit payments are made by the respective pension trust funds.

Year	Pension benefits
2026	$995
2027	1,047
2028	1,050
2029	998
2030	1,039
2031—2035	5,765